Share-based payments	9 Months Ended
Sep. 30, 2018
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Share-based payments

8. Share-based payments

The Company has three share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity.

During the nine months ended September 30, 2018, 253,500 share options were granted under the U.K. share-based payment plans as detailed in the table below. Options granted under these plans will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years, with the exception of options granted to a consultant, which vested immediately.

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan. As NuCana plc completed its initial public offering on October 2, 2017, it is not possible to derive historical volatility from the Company’s own share price. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to NuCana plc.

The following weighted average principal assumptions were used in calculating the fair values of options granted:

	Options granted on
	Apr 11, 2018	Apr 11, 2018	May 8, 2018	August 14, 2018
Vesting dates	Apr 11, 2019	Apr 11, 2018	May 8, 2019	August 14, 2019
	Apr 11, 2020		May 8, 2020	August 14, 2020
	Apr 11, 2021		May 8, 2021	August 14, 2021
	Apr 11, 2022		May 8, 2022	August 14, 2022
Volatility	64.48%	60.06%	65.80%	68.14%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	1.04%	0.83%	1.02%	0.93%
Fair value of option at grant date	£8.97	£17.35	£8.63	£9.65
Fair value of share at grant date	£17.51	£17.51	£16.57	£18.05
Exercise price at date of grant	£17.51	£0.16	£16.57	£18.05
Lapse date	Apr 11, 2028	Apr 11, 2028	May 8, 2028	August 14, 2028
Expected option life (years)	4.50	2.00	4.50	4.50
Number of options granted	71,500	7,500	62,000	112,500

For the nine months ended September 30, 2018, the Company has recognized £1.5 million of share-based payment expense in the statement of operations (nine months ended September 30, 2017: £11.2 million). For the three months ended September 30, 2018, the Company has recognized £0.5 million of share-based payment expense in the statement of operations (three months ended September 30, 2017: £10.7 million).